INCOME TAXES (Schedule of Effect of Tax Holidays) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Xinjiang Daqo
Preferential tax rate	15.00%	15.00%
The aggregate dollar effect	$ 50.4	$ 92.0	$ 300.4
Per share effect-basic and diluted	$ 0.15	$ 0.28	$ 0.77
Inner Mongolia Daqo New Energy
Preferential tax rate	15.00%	15.00%
Inner Mongolia Daqo Semiconductor Co., Ltd
Preferential tax rate	15.00%	15.00%